Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Accounting Policies [Abstract]
Depreciation Expense	$ 3,462	$ 208
Office equipment, useful life	5 years